Investment In Millburn Multi-Markets Trading L.P. (Tables) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2013
Millburn Multi-Markets Trading L.P. [Member]
Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund

	2013	2012

U.S. Feeder	59.64%	68.43%
Cayman Feeder	3.60	3.32
Cayman SPC Feeder	23.54	16.26

Total	86.78%	88.01%

Schedule Of Capital Withdrawls Payable

	2013	2012
Direct investors (1)	$1,509,279	$719,707
U.S. Feeder (2)	7,461,925	5,594,269

Total	$8,971,204	$6,313,976

(1) Includes General Partner redemptions at December 31, 2013 and 2012 of $9,279 and $249,786, respectively

(2) Net of redemption penalty payable at December 31, 2013 and 2012 of $0 and $2,510, respectively